RESERVES (Details)	12 Months Ended
	Sep. 30, 2018 USD ($) Share	Sep. 30, 2017 USD ($) Share	Sep. 30, 2016 USD ($) Share
Number of Options
Balance outstanding, beginning | Share	185,876	203,126	173,676
Options granted | Share	803,400		45,500
Options exercised | Share		(250)	(14,050)
Options expired/forfeited | Share	(88,817)	(17,000)	(2,000)
Balance outstanding, ending | Share	900,459	185,876	203,126
Balance exercisable | Share	152,530
Weighted Average Exercise Price
Balance outstanding, beginning | $	$ 44.53	$ 42.81	$ 29.51
Options granted | $	3.94		83.28
Options exercised | $		(12.41)	(19.42)
Options expired/forfeited | $	(21.83)	(39.71)	(67.83)
Balance outstanding, ending | $	4.80	$ 44.53	$ 42.81
Balance exercisable | $	$ 9.06